Convertible Notes Payable and Convertible Notes Payable to Related Parties - Schedule of Derivative Liabilities Valuation Using Binomial Lattice Model Assumptions (Details) - Monte Carlo Method [Member] - USD ($)
$ / shares in Units, $ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value - Note Variable Share Settlement Feature	$ 3,661	$ 1,203
Expected Dividend Yield [Member]
Fair value assumptions, measurement input, percentages	0.00%	0.00%
Minimum [Member]
Stock Price	$ 7.00	$ 8.91
Minimum [Member] | Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	13.00%	152.00%
Minimum [Member] | Contractual Term (Years) [Member]
Fair value assumptions, measurement input, term	29 days	6 months 29 days
Minimum [Member] | Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	7350.00%	90.00%
Maximum [Member]
Stock Price	$ 12.10	$ 10.15
Maximum [Member] | Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	19.00%	160.00%
Maximum [Member] | Contractual Term (Years) [Member]
Fair value assumptions, measurement input, term	1 year	1 year
Maximum [Member] | Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	7990.00%	95.30%